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                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                             PHILADELPHIA, PA 19103
                                 (215) 564-8000

                                                            1933 Act Rule 497(j)
                                                      1933 Act File No. 33-33980
                                                     1940 Act File No. 811-06067

Direct Dial: (215) 564-8048

                                  April 2, 2002

FILED VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Filing Desk

      Re:      DIMENSIONAL INVESTMENT GROUP INC.
               FILE NOS. 33-33980 AND 811-06067
               RULE 497(j) FILING

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 34/35 to the Registration Statement of Dimensional Investment Group Inc., which was filed with the Securities and Exchange Commission electronically on March 27, 2002.

     Please direct any questions or comments relating to this certification to me or, in my absence, to Mark A. Sheehan, Esquire at (215) 564-8027.

                                            Very truly yours,


                                            /s/ Jana L. Cresswell
                                            --------------------------
                                            Jana L. Cresswell